Related Parties - Schedule of Relationship with Related Parties (Details)	12 Months Ended
Mar. 31, 2026
Wing Hong Pharmaceutical Limited [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A company is controlled by one Director of the Company
Hong Kong Hao Le Ku Limited [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A company was controlled by COO of the Company *	[1]
Billion Built International Limited [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A company is controlled by the Chairman of the Company
Fame overseas Supply Chain Limited [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A company is controlled by the Chairman of the Company
Ms. Liying Wang [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	Ultimate controlling person
Mr. Liang Chenyu [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A Director of the Company
LS International Holdings Limited [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A company was controlled by two Directors of the Company **	[2]
My Brand Management Limited [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A company is controlled by the Chairman of the Company
HongKong Profit Fields Group Limited [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A company was a minority shareholder of the Company **	[2]
Hangzhou Liku Electronic Commercial Co., Ltd. [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A company was controlled by son of the Chairman of the Company **	[2]
Mr. Lap Sun Wong [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	Chairman of the Board of Directors the Company
Mr. Zhifang Zhang [Member]
Schedule of Relationship With Related Parties [Line Items]
Relationship with the Group	A former Director

[1]	From January 9, 2024, Hong Kong Hao Le Ku Limited was not a related party of the Company.
[2]	Upon IPO, these companies were not related parties of the Company.